Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2020
Auditor's remuneration
Schedule of auditor's remuneration

	2020	2019	2018
	£m	£m	£m
Fees payable for :
- the audit of NatWest Group’s annual accounts (1)	4.7	3.8	3.5
- the audit of NatWest Group plc’s subsidiaries (1)	30.6	25.7	27.5
- audit-related assurance services (1,2)	4.7	3.2	2.9
Total audit and audit-related assurance services fees	40.0	32.7	33.9

Other assurance services	0.6	1.2	1.3
Corporate finance services (3)	0.4	0.6	0.2
Total other services	1.0	1.8	1.5

Notes:

(1)	The 2020 audit fee was approved by the Group Audit Committee. At 31 December 2020, £23 million has been billed and paid in respect of the 2020 NatWest Group audit fees.
(2)

Comprises fees of £1.1 million (2019 - £1.1 million) in relation to reviews of interim financial information, £3.2 million (2019 - £1. 4 million) in respect of reports to NatWest Group’s regulators in the UK and overseas, and £0.4 million (2019 - £0.7 million) in relation to non-statutory audit opinions.

(3)	Comprises fees of £0.4 million (2019 - £0.6 million) in respect of work performed by the auditors as reporting accountants on debt and equity issuances undertaken by NatWest Group.